OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:         3235-0578
                                                   Expires:    February 28, 2006
                                                   Estimated average burden
                                                   hours per response..20.00

--------------------------------------------------------------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                              -------------------

                                    FORM N-Q

                              -------------------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04665

                              -------------------

                     Commonwealth International Series Trust
               (Exact name of registrant as specified in charter)

                              -------------------


5847 San Felipe Suite 850                                         77057
Houston, Texas
     (Address of principal executive office                     (Zip code)

                           Matrix Capital Group, Inc.
                   630 Fitzwatertown Road Building A 2nd Floor
                           Willow Grove, PA 19090-1904
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 713.781.2856

                       Date of fiscal year end: 10/31/2005

                      Date of reporting period: 07/31/2005

                              -------------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

--------------------------------------------------------------------------------

Item 1. Schedule of Investments.

      File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.
--------------------------------------------------------------------------------


                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                              COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                            ------             -----

AUSTRALIA (30.04%)
------------------
COMMON STOCK (24.84%)
ADVERTISING (0.45%)
STW Communications Group, Ltd.                                              100,000   $       234,096
                                                                                      ---------------

AIRLINES (0.51%)
Qantas Airways, Ltd.                                                        104,270           263,112
                                                                                      ---------------

BANKS (2.95%)
Australia & New Zealand Banking Group, Ltd. - ADR                             4,000           325,400
National Australia Bank, Ltd. - ADR                                           7,000           829,290
Westpac Banking Corp.                                                         5,000           373,800
                                                                                      ---------------
                                                                                            1,528,490
                                                                                      ---------------

BUILDING (2.42%)
James Hardie Industries NV                                                   50,000           334,803
James Hardie Industries NV - ADR                                              5,200           173,420
Rinker Group, Ltd.                                                           65,000           745,497
                                                                                      ---------------
                                                                                            1,253,720
                                                                                      ---------------

COMMERCIAL SERVICES (0.37%)
Brambles Industries, Ltd.                                                    30,000           189,481
                                                                                      ---------------

CONTAINERS (1.23%)
Amcor, Ltd. - ADR                                                            30,000           636,603
                                                                                      ---------------

DIVERSIFIED HOLDINGS (0.85%)
Patrick Corp., Ltd.                                                         100,000           441,590
                                                                                      ---------------

ENGINEERING & CONSTRUCTION (0.18%)
Multiplex Group                                                              40,000            92,422
                                                                                      ---------------

FINANCIAL SERVICES (1.49%)
Macquarie Bank, Ltd.                                                         11,000           526,716
Perpetual Trustees Australia, Ltd.                                            5,000           243,520
                                                                                      ---------------
                                                                                              770,236
                                                                                      ---------------

FOOD & BEVERAGES (2.05%)
Burns Philp & Co., Ltd. *                                                   600,000           417,268
Coca-Cola Amatil, Ltd.                                                       80,000           474,880
Foster's Group, Ltd.                                                         40,000           165,995
                                                                                      ---------------
                                                                                            1,058,143
                                                                                      ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                              COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                            ------             -----
HOUSEHOLD PRODUCTS (0.45%)
Corporate Express Australia, Ltd.                                            50,000           232,196
                                                                                      ---------------

INFRASTRUCTURE (0.59%)
Macquarie Infrastructure Group                                              100,000           303,261
                                                                                      ---------------

INSURANCE (1.70%)
Promina Group, Ltd.                                                         130,000   $       494,034
QBE Insurance Group, Ltd.                                                    30,000           386,030
                                                                                      ---------------
                                                                                              880,064
                                                                                      ---------------

MINING (4.59%)
BHP Billiton, Ltd. - ADR                                                     30,000           888,600
Jubilee Mines NL                                                             55,000           334,423
Oxiana, Ltd. *                                                              300,000           222,315
Rio Tinto Plc - ADR                                                           7,000           928,550
                                                                                      ---------------
                                                                                            2,373,888
                                                                                      ---------------

MISCELLANEOUS MANUFACTURING (1.08%)
Nylex, Ltd. *                                                             1,000,000           193,813
Wesfarmers, Ltd.                                                             12,000           363,913
                                                                                      ---------------
                                                                                              557,726
                                                                                      ---------------

MULTIMEDIA (0.84%)
News Corp.                                                                   25,000           433,500
                                                                                      ---------------

OIL & GAS (1.26%)
Origin Energy, Ltd.                                                         117,702           653,950
                                                                                      ---------------

TELECOMMUNICATIONS (1.20%)
Telstra Corp., Ltd. - ADR                                                    32,100           618,246
                                                                                      ---------------

UTILITIES (0.63%)
Australian Gas Light Co., Ltd.                                               30,000           326,518
                                                                                      ---------------

  TOTAL COMMON STOCK (Cost $10,201,192)                                                    12,847,242
                                                                                      ---------------


BONDS (5.11%)
Australia Government Bond, 6.75%, due 11/15/06 +                          1,000,000           774,933
BHP Billiton Finance USA, Ltd., 4.80%, due 04/15/13                         300,000           299,182
CBA Capital Australia, Ltd., 7.71%, due 04/15/15 #                          300,000           206,628
Citigroup, Inc., 5.75%, due 02/23/07 +                                      500,000           380,697
National Australia Bank, Ltd., 4.30%, due 07/10/06 +                        300,000           224,915
Nestle Australia, Ltd., 4.75%, due 11/21/05 +                             1,000,000           757,433
                                                                                      ---------------
  TOTAL BONDS (Cost $2,645,371)                                                             2,643,788
                                                                                      ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                              COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                            ------             -----

                                                  Expiration Date-
                                                   Exercise Price         Contracts
                                                   --------------         ---------
CALL OPTIONS PURCHASED (0.09%)
BHP Billiton, Ltd.  (Cost $42,655)                 08/20/05 - 20                 50            48,000
                                                                                      ---------------

  TOTAL AUSTRALIA (Cost $12,889,218)                                                       15,539,030
                                                                                      ---------------

NEW ZEALAND (59.26%)
--------------------


COMMON STOCK (31.88%)                                                       Shares
                                                                            ------

AGRICULTURE (2.49%)
Allied Farmers, Ltd.                                                        275,968           514,788
Pyne Gould Guinness, Ltd.                                                   539,789           774,552
                                                                                      ---------------
                                                                                            1,289,340
                                                                                      ---------------

APPLIANCES (1.23%)
Fisher & Paykel Appliances Holdings, Ltd.                                   150,000   $       376,153
Scott Technology, Ltd.                                                      145,246           258,038
                                                                                      ---------------
                                                                                              634,191
                                                                                      ---------------

BUILDING MATERIALS (0.96%)
Fletcher Building, Ltd.                                                     100,000           498,804
                                                                                      ---------------

CHEMICALS (0.70%)
Nuplex Industries, Ltd.                                                     111,355           361,419
                                                                                      ---------------

COMMERCIAL SERVICES (0.16%)
Taylors Group, Ltd.                                                          54,050            81,989
                                                                                      ---------------

COMPUTER SERVICES (0.73%)
Renaissance Corp., Ltd.                                                     451,434           376,324
                                                                                      ---------------

FINANCIAL SERVICES (0.58%)
Ashburton Building Society, Ltd.                                             55,547           169,279
Loan & Building Society                                                      44,492           131,941
                                                                                      ---------------
                                                                                              301,220
                                                                                      ---------------

FOREST PRODUCTS & PAPER (0.24%)
Evergreen Forests, Ltd. *                                                   448,500           122,583
                                                                                      ---------------

HEALTHCARE (4.43%)
Fisher & Paykel Healthcare Corp.                                            403,195           964,252
Ryman Healthcare, Ltd.                                                      250,000           674,752
Wakefield Hospital, Ltd.                                                    186,532           650,026
                                                                                      ---------------
                                                                                            2,289,030
                                                                                      ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                              COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                            ------             -----
LEISURE & RECREATION (1.48%)
Gullivers Travel Group, Ltd.                                                528,500           509,180
Tourism Holdings, Ltd.                                                      200,000           258,285
                                                                                      ---------------
                                                                                              767,465
                                                                                      ---------------

MANUFACTURING (0.50%)
Skellmax Industries, Ltd.                                                   300,000           260,335
                                                                                      ---------------

MULTIMEDIA (1.73%)
CanWest MediaWorks NZ, Ltd.                                                 150,000           176,290
Sky Network Television, Ltd. *                                              179,740           719,697
                                                                                      ---------------
                                                                                              895,987
                                                                                      ---------------

PORTS (2.71%)
Port of Tauranga, Ltd.                                                      175,000           559,617
South Port New Zealand, Ltd.                                              1,027,930           842,853
                                                                                      ---------------
                                                                                            1,402,470
                                                                                      ---------------

REAL ESTATE (3.76%)
AMP NZ Office Trust                                                         500,000           331,397
Calan Healthcare Properties Trust                                           901,814           659,338
ING Property Trust                                                          858,633           721,639
Kiwi Income Property Trust                                                  303,995           232,644
                                                                                      ---------------
                                                                                            1,945,018
                                                                                      ---------------

RENTAL EQUIPMENT (1.50%)
Hirequip New Zealand, Ltd.                                                  997,500   $       777,007
                                                                                      ---------------

RETAIL (0.67%)
Hallenstein Glasson Holdings, Ltd.                                          100,000           280,150
Restaurant Brands New Zealand, Ltd.                                          63,270            66,577
                                                                                      ---------------
                                                                                              346,727
                                                                                      ---------------

STEEL (0.92%)
Steel & Tube Holdings, Ltd.                                                 140,000           477,349
                                                                                      ---------------

TELECOMMUNICATIONS (1.99%)
Telecom Corp. of New Zealand, Ltd. - ADR                                     30,000         1,030,500
                                                                                      ---------------

TEXTILES (0.40%)
Feltex Carpets, Ltd.                                                        500,000           208,404
                                                                                      ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                              COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-------------------------------------------------------------------------------------------------------

                                                                              Shares             Value
                                                                              ------             -----
TRANSPORTATION (0.31%)
Toll NZ, Ltd. *                                                                70,000           157,841
                                                                                        ---------------

UTILITIES (2.42%)
Contact Energy, Ltd.                                                           88,700           466,683
Infratil, Ltd.                                                                333,274           785,649
                                                                                        ---------------
                                                                                              1,252,332
                                                                                        ---------------

WASTE MANAGEMENT (1.97%)
Waste Management NZ, Ltd.                                                     222,154         1,017,036
                                                                                        ---------------

  TOTAL COMMON STOCK (Cost $11,903,059)                                                      16,493,371
                                                                                        ---------------


BONDS (22.25%)
ANZ National Bank, Ltd., 7.04%, due 07/23/12 #                              1,000,000           688,418
Bank of New Zealand, 7.50%, due 09/15/05 #                                    500,000           341,651
Dunedin City Treasury, Ltd., 7.50%, due 10/15/07 #                          1,000,000           694,320
Evergreen Forests, Ltd., zero coupon, due 03/19/09 #                          103,051            92,947
Fletcher Building Finance, Ltd., 8.60%, due 03/15/08 #                        775,000           557,142
Fonterra Cooperative Group, Ltd. Perpetual Notes, 7.90%, due 11/10/50 #     1,500,000         1,101,298
Global Corporate Credit, Ltd. Credit Linked Notes, 7.20%, due 12/30/08 #      800,000           552,101
Global Corporate Credit, Ltd. Credit Linked Notes, 8.25%, due 12/30/08 #    1,000,000           688,418
Global Equity Market Securities, Ltd., zero coupon, due 01/18/08 #          3,350,000         2,426,375
GPG Finance Plc, 8.70%, due 12/15/08 #                                      1,500,000         1,074,650
Housing Corp. of New Zealand, 8.00%, due 11/15/06 #                           300,000           212,204
National Bank of New Zealand, Ltd., 6.87%, due 04/18/11 #                     500,000           338,458
New Zealand Government Bond, 6.50%, due 02/15/06 #                          2,500,000         1,708,951
TCNZ Finance, Ltd., 7.50%, due 09/15/06 #                                     500,000           353,434
Westpac Banking Corp., 6.25%, due 10/24/05 #                                1,000,000           681,871
                                                                                        ---------------
  TOTAL BONDS (Cost $10,574,721)                                                             11,512,238
                                                                                        ---------------

INVESTMENT COMPANIES (4.44%)
AMP Investments' World Index Fund *                                           749,937           612,350
ASB Capital, Ltd.                                                             500,000           355,996
New Zealand Investment Trust Plc                                              220,169         1,180,954
Smartshares - NZSX 50 Portfolio Index Fund                                    142,386           147,883
                                                                                        ---------------
  TOTAL INVESTMENT COMPANIES (Cost $1,959,271)                                                2,297,183
                                                                                        ---------------

SHORT TERM INVESTMENTS (0.69%)
Forsyth Barr Money Market (Cost $343,790)                                     519,270   $       354,814
                                                                                        ---------------

  TOTAL NEW ZEALAND (Cost $24,780,841)                                                       30,657,606
                                                                                        ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                              COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                            ------             -----

UNITED STATES (8.51%)
---------------------

INVESTMENT COMPANIES (5.44%)
Aberdeen Asia-Pacific Income Fund, Inc.                                      58,200           366,660
Aberdeen Australia Equity Fund, Inc.                                          8,200            99,056
iShares MSCI Australia Index Fund                                            60,000         1,082,400
iShares MSCI Pacific ex-Japan Index Fund                                     13,000         1,264,510
                                                                                      ---------------
  TOTAL INVESTMENT COMPANIES (Cost $2,527,832)                                              2,812,626
                                                                                      ---------------
SHORT TERM INVESTMENTS (1.34%)
Fifth Third Bank Repurchase Agreement, 2.58%, dated 07/29/05, due
08/01/05, repurchase price $695,084 (collateralized by FGCI Pool
#G11410, due 07/01/18, market value $715,969) (Cost $694,935)               694,935           694,935
                                                                                      ---------------

U.S. TREASURY OBLIGATIONS (1.73%)
0.00%, due 08/04/05                                                         300,000           299,889
0.00%, due 09/08/05                                                         300,000           299,076
1.875%, due 12/31/05                                                        300,000           297,949
                                                                                      ---------------
  TOTAL U.S. TREASURY NOTES/BONDS (Cost $897,880)                                             896,914
                                                                                      ---------------

  TOTAL UNITED STATES (Cost $4,120,647)                                                     4,404,475
                                                                                      ---------------


  TOTAL INVESTMENTS (Cost $41,790,706) (97.81%)                                          $ 50,601,111
  OTHER ASSETS IN EXCESS OF LIABILITIES, NET (2.19%)                                        1,130,613
                                                                                      ---------------
  NET ASSETS -- (100%)                                                                   $ 51,731,724
                                                                                      ===============

* Non-income producing investment
# Principal amount shown is in New Zealand Dollars; Value shown is in U.S.
  Dollars.
+ Principal amount shown is in Australian Dollars; Value shown is in U.S.
  Dollars.
ADR American Depository Receipt

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                              COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                            ------             -----

COMMON STOCK (78.62%)

AUTOMOBILE MANUFACTURERS (2.56%)
Nissan Motor Co., Ltd.  - ADR                                                 5,000   $       104,050
Toyota Motor Corp. - ADR                                                      1,000            75,860
                                                                                      ---------------
                                                                                              179,910
                                                                                      ---------------

AUTOMOBILE PARTS & EQUIPMENT (2.28%)
NGK Spark Plug Co., Ltd.                                                     12,000           160,043
                                                                                      ---------------

BANKS (1.72%)
Mitsubishi Tokyo Financial Group, Inc. - ADR                                  5,000            41,500
Sumitomo Mitsui Financial Group, Inc.                                            12            79,326
                                                                                      ---------------
                                                                                              120,826
                                                                                      ---------------

BUILDING MATERIALS (1.24%)
Taiheiyo Cement Corp.                                                        30,000            87,247
                                                                                      ---------------

CHEMICALS (3.04%)
JSR Corp.                                                                     4,000            79,397
Kansai Paint Co., Ltd.                                                       20,000           133,994
                                                                                      ---------------
                                                                                              213,391
                                                                                      ---------------

COMPUTERS (2.57%)
Melco Holdings, Inc.                                                          3,000            77,345
TDK Corp. - ADR                                                               1,500           103,305
                                                                                      ---------------
                                                                                              180,650
                                                                                      ---------------

DISTRIBUTION/WHOLESALE (1.59%)
Marubeni Corp.                                                               30,000           111,869
                                                                                      ---------------

DIVERSIFIED FINANCIAL SERVICES (1.44%)
Nomura Holdings, Inc. - ADR                                                   8,500           101,065
                                                                                      ---------------

ELECTRONICS (7.30%)
Advantest Corp. - ADR                                                         5,000            99,200
Fanuc, Ltd.                                                                   1,500           107,052
Keyence Corp.                                                                   500           120,344
Toyo Corp./Chuo-ku                                                            8,000            99,915
Yokogawa Electric Corp.                                                       7,000            86,801
                                                                                      ---------------
                                                                                              513,312
                                                                                      ---------------

ENGINEERING & CONSTRUCTION (1.34%)
Kajima Corp.                                                                 26,000            94,402
                                                                                      ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                              COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                            ------             -----

FOOD & BEVERAGES (1.36%)
Ajinomoto Co., Inc. - ADR                                                       900   $        95,705
                                                                                      ---------------

HEALTHCARE - PRODUCTS (3.15%)
Hoya Corp.                                                                      600            74,187
Nakanishi, Inc.                                                               1,500           147,197
                                                                                      ---------------
                                                                                              221,384
                                                                                      ---------------

HOME FURNISHINGS (3.21%)
Alpine Electronics, Inc.                                                      8,000           115,402
Matsushita Electric Industrial Co., Ltd. - ADR                                6,800           110,296
                                                                                      ---------------
                                                                                              225,698
                                                                                      ---------------

INSURANCE (2.75%)
Millea Holdings, Inc. - ADR                                                   1,500            98,100
T&D Holdings, Inc.                                                            2,000            95,098
                                                                                      ---------------
                                                                                              193,198
                                                                                      ---------------

LEISURE & RECREATION (2.89%)
Resorttrust, Inc.                                                             3,000            86,712
Sankyo Co., Ltd.                                                              2,500           116,419
                                                                                      ---------------
                                                                                              203,131
                                                                                      ---------------

MACHINERY (4.60%)
Kubota Corp. - ADR                                                            4,000           116,960
Meidensha Corp.                                                              38,000            96,276
Nidec Corp. - ADR                                                             4,000           109,920
                                                                                      ---------------
                                                                                              323,156
                                                                                      ---------------

MULTIMEDIA (0.83%)
Fuji Television Network, Inc.                                                    30            58,343
                                                                                      ---------------

OFFICE EQUIPMENT & SUPPLIES (0.55%)
Ricoh Co., Ltd. - ADR                                                           500            38,850
                                                                                      ---------------

PHARMACEUTICALS (4.25%)
Chugai Pharmaceutical Co., Ltd.                                               6,500           110,348
Sawai Pharmaceutical Co., Ltd.                                                3,000            85,909
Takeda Pharmaceutical Co., Ltd.                                               2,000           102,592
                                                                                      ---------------
                                                                                              298,849
                                                                                      ---------------

PHOTO EQUIPMENT (0.75%)
Fuji Photo Film Co., Ltd. - ADR                                               1,700            53,074
                                                                                      ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                              COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                            ------             -----

PRINTING (1.61%)
Tosho Printing Co., Ltd.                                                     30,000   $       113,208
                                                                                      ---------------

REAL ESTATE (4.43%)
Sumitomo Realty & Development Co., Ltd.                                       8,000            88,639
Tokyo Tatemono Co., Ltd.                                                     15,000            98,889
Tokyu Land Corp.                                                             25,000           124,225
                                                                                      ---------------
                                                                                              311,753
                                                                                      ---------------

RETAIL (3.21%)
Sundrug Co., Ltd.                                                             2,000            84,036
Yamada Denki Co., Ltd.                                                        2,500           141,621
                                                                                      ---------------
                                                                                              225,657
                                                                                      ---------------

TELECOMMUNICATIONS (2.48%)
Nippon Telegraph & Telephone Corp. - ADR                                      5,000           110,000
NTT DoCoMo, Inc. - ADR                                                        4,000            64,240
                                                                                      ---------------
                                                                                              174,240
                                                                                      ---------------

TEXTILES (2.12%)
Ichikawa Co., Ltd.                                                           35,000           149,248
                                                                                      ---------------

TIRE & RUBBER (1.44%)
Sumitomo Rubber Industries, Inc.                                             10,000           100,897
                                                                                      ---------------

TRANSPORTATION (7.88%)
East Japan Railway Co.                                                           15            73,866
Hankyu Holdings, Inc.                                                        22,000            74,187
Keihin Electric Express Railway Co., Ltd.                                    13,000            77,006
Keio Electric Railway Co., Ltd.                                              18,000            94,741
Nippon Yusen KK                                                              15,000            87,114
Tobu Railway Co., Ltd.                                                       18,000            67,122
Yamato Transport Co., Ltd.                                                    6,000            80,021
                                                                                      ---------------
                                                                                              554,057
                                                                                      ---------------

UTILITIES (6.03%)
Hokkaido Electric Power Co., Inc.                                             6,000           124,716
Toho Gas Co., Ltd.                                                           35,000           145,502
Tohoku Electric Power Co., Inc.                                               7,000           153,932
                                                                                      ---------------
                                                                                              424,150
                                                                                      ---------------

  TOTAL COMMON STOCK (Cost $4,523,341)                                                      5,527,313
                                                                                      ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                              COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                            Shares             Value
                                                                            ------             -----

INVESTMENT COMPANIES (11.07%)
iShares MSCI Japan Index Fund                                                10,000   $       102,400
iShares S&P/TOPIX 150 Index Fund                                              2,000           176,540
Japan Equity Fund, Inc.*                                                     20,000           124,200
Japan Smaller Capitalization Fund, Inc.*                                     19,000           213,750
Morgan Stanley Asia Pacific Fund, Inc.                                       12,000           161,400
                                                                                      ---------------
  TOTAL INVESTMENT COMPANIES (Cost $741,304)                                                  778,290
                                                                                      ---------------
                                                                       Principal           Value
                                                                    ---------------   ---------------
BONDS (2.76%)
Toyota Motor Credit Corp., 4.25%, 02/04/25 (Cost $197,243)                  200,000           194,069
                                                                                      ---------------

INDEX-LINKED NOTES (1.35%)
Merrill Lynch Nikkei 225 MITTS, 0.00%, 08/04/06* #(Cost $94,564)             10,000            95,200
                                                                                      ---------------


SHORT TERM INVESTMENTS (3.61%)
Fifth Third Bank Repurchase Agreement, 2.58%, dated 07/29/05, due
08/01/05, repurchase price $253,535 (collateralized by FGCI Pool
#G11410 , due 07/01/18, market  value $98,389 and FGTW Pool
#G30122, due 05/01/18, market value $162,722 (Cost $253,480)        $       253,480   $       253,480
                                                                                      ---------------

                                                  Expiration Date-
                                                   Exercise Price         Contracts
                                                   --------------         ---------
CALL OPTIONS PURCHASED (0.76%)
Aflac, Inc.                                        08/20/05 - 35                 30            29,700
Mitsubishi Tokyo Financial Group, Inc.             08/20/05 - 7.5               100             7,500
Sony Corp.                                         01/21/06 - 25                 20            16,400
                                                                                      ---------------
  TOTAL CALL OPTIONS PURCHASED (Cost $63,265)                                                  53,600
                                                                                      ---------------

  TOTAL INVESTMENTS (Cost $5,873,197) (98.17%)                                        $     6,901,952
  OTHER ASSETS IN EXCESS OF LIABILITIES, NET (1.83%)                                          128,969
                                                                                      ---------------
  NET ASSETS -- (100%)                                                                $     7,030,921
                                                                                      ===============

* Non-income producing investment
# Market Index Target-Term Securities (MITTS) due August 4, 2006 are debt securities of Merrill Lynch & Co., Inc. The principal amount is $10 and have no periodic interest payments. At maturity, the holder is entitled to receive the principal amount $10, plus a Supplemental Redemption Amount of $10 x (Ending Index Value - Starting Index value)/Starting Index Value.
ADR  American Depository Receipt

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                             COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                 Shares         Value
                                                                                 ------         -----

COMMON STOCK (78.50%)

BRAZIL (1.32%)
Cia Vale do Rio Doce - ADR #                                                  8,400   $       273,504
                                                                                      ---------------

BRITAIN (1.40%)
Intercontinental Hotels Group Plc - ADR                                      22,676           290,939
                                                                                      ---------------

CANADA (2.01%)
ATI Technologies, Inc. *                                                     15,000           188,850
Vitran Corp., Inc. *                                                         13,000           227,500
                                                                                      ---------------
                                                                                              416,350
                                                                                      ---------------

FRANCE (4.50%)
BNP Paribas - ADR                                                             6,000           217,362
France Telecom SA - ADR                                                       5,000           154,500
Lafarge SA - ADR                                                              5,000           118,500
Thomson - ADR                                                                 6,200           141,298
Total SA - ADR                                                                1,600           200,000
Vivendi Universal SA - ADR                                                    3,200           101,696
                                                                                      ---------------
                                                                                              933,356
                                                                                      ---------------

GERMANY (3.04%)
Deutsche Bank AG                                                              2,000           173,000
E.ON AG - ADR                                                                 3,000            92,400
Puma AG Rudolf Dassler Sport - ADR                                              500           125,717
SAP AG - ADR #                                                                2,000            85,640
Siemens AG - ADR                                                              2,000           153,940
                                                                                      ---------------
                                                                                              630,697
                                                                                      ---------------

GREAT BRITAIN (6.76%)
Anglo American Plc - ADR                                                      6,500           165,360
BAA Plc - ADR                                                                10,000           106,252
British Airways Plc - ADR * #                                                 3,800           185,630
GlaxoSmithKline Plc - ADR                                                     8,000           379,520
Lloyds TSB Group Plc - ADR                                                    4,900           167,286
National Grid Transco Plc - ADR                                               3,500           164,325
Tate & Lyle Plc - ADR                                                         4,000           130,566
Vodafone Group Plc - ADR #                                                    4,000           103,320
                                                                                      ---------------
                                                                                            1,402,259
                                                                                      ---------------

GUERNSEY (1.43%)
Amdocs, Ltd. *                                                               10,000           296,900
                                                                                      ---------------

HONG KONG (1.08%)
Cathay Pacific Airways, Ltd. - ADR                                           10,800           100,368
China Netcom Group Corp., Ltd. - ADR                                          4,000           123,080
                                                                                      ---------------
                                                                                              223,448
                                                                                      ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                             COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                 Shares         Value
                                                                                 ------         -----
INDIA (1.83%)
ICICI Bank, Ltd. - ADR                                                       10,000   $       264,100
Satyam Computer Services, Ltd. - ADR                                          4,000           114,320
                                                                                      ---------------
                                                                                              378,420
                                                                                      ---------------

MEXICO (2.05%)
America Movil SA de CV - ADR #                                               10,200           227,052
Grupo Televisa SA - ADR                                                       3,000           197,910
                                                                                      ---------------
                                                                                              424,962
                                                                                      ---------------

NETHERLANDS (3.27%)
ABN AMRO Holding NV - ADR                                                     6,000           149,820
ING Groep NV - ADR                                                           10,842           327,862
Unilever NV - ADR                                                             3,000           200,730
                                                                                      ---------------
                                                                                              678,412
                                                                                      ---------------

PORTUGAL (0.82%)
Portugal Telecom SGPS SA - ADR                                               17,800           170,346
                                                                                      ---------------

SOUTH KOREA (2.86%)
Kookmin Bank - ADR                                                            4,600           242,328
Korea Electric Power Corp. - ADR                                              8,000           139,760
KT Corp. - ADR                                                                9,500           210,330
                                                                                      ---------------
                                                                                              592,418
                                                                                      ---------------

SPAIN (2.90%)
Banco Santander Central Hispano SA - ADR                                     17,000           209,270
Endesa SA - ADR                                                               5,000           112,150
Repsol YPF SA - ADR                                                          10,000           278,700
                                                                                      ---------------
                                                                                              600,120
                                                                                      ---------------

SWITZERLAND (2.45%)
Nestle SA - ADR                                                               3,100           213,175
STMicroelectronics NV - ADR                                                  10,000           172,500
UBS AG                                                                        1,500           122,940
                                                                                      ---------------
                                                                                              508,615
                                                                                      ---------------

TAIWAN (0.44%)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR                           10,499            90,187
                                                                                      ---------------

UNITED STATES (40.34%)
Activision, Inc. * #                                                         13,349           271,519
AGCO Corp. *                                                                 12,000           248,280
American National Insurance                                                   2,998           345,280
Andrx Corp. *                                                                18,000           333,900
Applied Industrial Technologies, Inc.                                         3,750           133,987
BJ's Wholesale Club, Inc. *                                                   5,075           161,842
Bunge, Ltd.                                                                   6,500           399,035
Chemed Corp.                                                                  2,600           111,800
Cimarex Energy Co. *                                                          4,150           174,051

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                             COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                 Shares         Value
                                                                                 ------         -----

Compass Bancshares, Inc.                                                      3,650   $       175,966
Conmed Corp. *                                                                9,720           292,669
Continental Airlines, Inc. *                                                 10,000           158,100
Cooper Cos., Inc.                                                             4,500           309,150
Coventry Health Care, Inc. *                                                  2,000           141,460
Dentsply International, Inc.                                                  3,350           186,762
DST Systems, Inc. *                                                           3,885           197,203
Headwaters, Inc. *                                                            7,000           299,250
Infospace, Inc. *                                                             4,000            96,560
International Rectifier Corp. *                                               5,000           235,250
IVAX Corp. *                                                                  5,000           127,400
Kinetic Concepts, Inc. *                                                      1,700           101,949
Lubrizol Corp.                                                                5,055           222,420
Lyondell Chemical Co.                                                         5,000           139,700
Maverick Tube Corp. *                                                         4,000           132,680
Metris Cos., Inc. *                                                          13,000           193,050
Michaels Stores, Inc.                                                         5,100           209,100
Microchip Technology, Inc.                                                    3,455           107,347
National Oilwell Varco, Inc. *                                                3,633           190,187
Nautilus, Inc.                                                                7,500           208,950
Norfolk Southern Corp.                                                        5,000           186,050
Pacer International, Inc. *                                                   5,000           126,700
Pentair, Inc.                                                                 8,760           351,889
PerkinElmer, Inc.                                                            10,000           209,800
Prudential Financial, Inc.                                                    2,000           133,800
Quanex Corp.                                                                  4,325           263,825
SanDisk Corp. * #                                                             5,000           169,100
SCANA Corp.                                                                   3,075           129,242
Scotts Miracle-Gro Co.                                                        2,000           156,800
Smith International, Inc.                                                     2,245           152,525
Sovereign Bancorp, Inc.                                                       9,325           223,707
Tempur-Pedic International, Inc. *                                           15,000           258,150
Westar Energy, Inc.                                                           4,000            97,320
                                                                                      ---------------
                                                                                            8,363,755
                                                                                      ---------------

  TOTAL COMMON STOCK (Cost $12,745,234)                                                    16,274,688
                                                                                      ---------------

INVESTMENT COMPANIES (12.67%)
Commonwealth Australia/New Zealand Fund  (a)                                 34,855           563,959
Commonwealth Japan Fund * (a)                                                36,589           130,989
Europe Fund, Inc.                                                            15,300           167,688
iShares Cohen & Steers Realty Majors Index Fund                               1,800           138,672
iShares MSCI EMU Index Fund                                                   2,000           148,980
iShares MSCI Japan Index Fund                                                16,000           163,840
iShares MSCI United Kingdom Index Fund                                        6,800           123,624
iShares Russell 2000 Index Fund                                               2,800           189,756
iShares Russell Midcap Growth Index Fund                                      2,600           235,820
iShares S&P Europe 350 Index Fund                                             1,500           115,425
iShares S&P Latin America 40 Index Fund                                       1,500           147,810


                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                                             COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                 Shares         Value
                                                                                 ------         -----


iShares S&P/TOPIX 150 Index Fund                                              2,000   $       176,540
Latin American Discovery Fund, Inc.                                           9,000           189,900
Morgan Stanley Asia Pacific Fund, Inc.                                       10,000           134,500
                                                                                      ---------------
  TOTAL INVESTMENT COMPANIES (Cost $2,160,949)                                              2,627,503
                                                                                      ---------------

MISCELLANEOUS BONDS (0.94%)                                               Principal
                                                                          ---------
Toyota Motor Credit Corp., 4.25%, due 02/04/25 (Cost $197,243)              200,000        194,069.00
                                                                                      ---------------

                                                                                 Shares
                                                                                 ------
PREFERRED STOCK (1.47%)
Corporate Office Properties Trust SBI MD                                      1,000            26,430
Equity Office Properties Trust                                                1,000            51,750
HSBC USA, Inc.                                                                8,000           200,160
LaSalle Hotel Properties                                                      1,000            27,000
                                                                                      ---------------
  TOTAL PREFERRED STOCK (Cost $300,490)                                                       305,340
                                                                                      ---------------


SHORT TERM INVESTMENTS (7.98%)
Fifth Third Bank Repurchase Agreement, 2.58%, dated 07/29/05, due
08/01/05, repurchase price $1,655,009 (collateralized by FGTW Pool
#G30122, due 05/01/18, market  value $843,619 and FGTW Pool
#G30120, due 04/01/18, market value $112,924 and FGTW Pool
#G30155, due 02/01/19, market value $747,634 (Cost $1,654,653)      $     1,654,653   $     1,654,653
                                                                                      ---------------


  TOTAL INVESTMENTS (Cost $17,058,569) (101.56%)                                      $    21,056,253
  CALL OPTIONS WRITTEN (Proceeds $103,348) (-0.57%)                                          (117,050)
  LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.99%)                                        (206,114)
                                                                                      ---------------
  NET ASSETS -- (100%)                                                                $    20,733,089
                                                                                      ===============
                                                  Expiration Date-
                                                   Exercise Price         Contracts
                                                   --------------         ---------
CALL OPTIONS WRITTEN (-0.57%)
Activision, Inc.                                   08/20/05 - 18.75              80           (18,620)
America Movil SA de CV                             08/20/05 - 18.375            102           (38,760)
British Airways Plc - ADR                          09/17/05 - 55                 38              (950)
Cia Vale do Rio Doce                               01/20/07 - 40                 40            (4,600)
Cia Vale do Rio Doce                               09/17/05 - 35                 20            (1,300)
Cia Vale do Rio Doce                               12/17/05 - 30                 24            (9,120)
SanDisk Corp.                                      02/21/06 - 27.5               50           (38,500)
SAP AG - ADR                                       09/17/05 - 42.5               20            (4,200)
Vodafone Group Plc - ADR                           01/21/06 - 30                 40            (1,000)
                                                                                      ---------------
  TOTAL CALL OPTIONS WRITTEN (Proceeds $103,348)                                             (117,050)
                                                                                      ---------------

# Call options have been written by the Fund against these positions.
* Non-income producing investment
ADR  American Depository Receipt
(a) Affiliated by having the same Investment Advisor.

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                             COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                 Shares         Value
                                                                                 ------         -----
COMMON STOCK (63.49%)

BUILDING PRODUCTS (10.67%)
Cemex SA de CV - ADR                                                          5,611   $       264,615
CRH Plc - ADR                                                                 9,200           264,776
James Hardie Industries NV - ADR                                              5,200           173,420
Lafarge SA - ADR                                                              5,000           118,500
Rinker Group, Ltd. - ADR                                                      4,000           229,760
Universal Forest Products, Inc.                                               1,800            89,910
USG Corp. # *                                                                 7,000           342,300
                                                                                      ---------------
                                                                                            1,483,281
                                                                                      ---------------

DISTRIBUTION/WHOLESALE (1.22%)
Wolseley Plc - ADR                                                            4,000           169,000
                                                                                      ---------------

FINANCIAL SERVICES (2.21%)
Delta Financial Corp.                                                        17,000           166,600
Friedman Billings Ramsey Group, Inc.                                         10,000           140,600
                                                                                      ---------------
                                                                                              307,200
                                                                                      ---------------

HOME BUILDERS (1.67%)
Desarrolladora Homex SA de CV - ADR *                                         7,500           231,450
                                                                                      ---------------

INSURANCE (2.02%)
First American Corp.                                                          3,500           153,825
Stewart Information Services Corp.                                            2,700           127,062
                                                                                      ---------------
                                                                                              280,887
                                                                                      ---------------

LODGING (1.37%)
Starwood Hotels & Resorts Worldwide, Inc.                                     3,000           189,960
                                                                                      ---------------

REAL ESTATE (4.83%)
Alto Palermo SA - ADR                                                        17,000           137,530
Hang Lung Properties, Ltd. - ADR                                             18,000           142,968
IRSA Inversiones y Representaciones SA - ADR *                               10,000           122,700
St Joe Co.                                                                    1,500           122,085
WP Carey & Co. LLC                                                            5,000           146,400
                                                                                      ---------------
                                                                                              671,683
                                                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS - APARTMENTS (4.01%)
Camden Property Trust                                                         3,900           215,592
Education Realty Trust, Inc.                                                  5,500           109,065
GMH Communities Trust                                                        15,500           232,345
                                                                                      ---------------
                                                                                              557,002
                                                                                      ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                             COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                 Shares         Value
                                                                                 ------         -----
REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (2.54%)
PS Business Parks, Inc.                                                       3,500   $       162,505
Trustreet Properties, Inc.                                                    3,500            61,390
Washington Real Estate Investment Trust                                       4,000           128,600
                                                                                      ---------------
                                                                                              352,495
                                                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS - HEALTH CARE (0.48%)
Senior Housing Properties Trust                                               3,400            67,048
                                                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS - HOTELS (6.99%)
DiamondRock Hospitality Co.                                                   8,800           105,688
Equity Inns, Inc.                                                            11,000           147,730
Hersha Hospitality Trust                                                        200             1,960
Highland Hospitality Corp.                                                   17,300           209,330
Host Marriott Corp.                                                           9,800           182,770
Strategic Hotel Capital, Inc.                                                10,000           189,500
Winston Hotels, Inc.                                                         11,900           134,113
                                                                                      ---------------
                                                                                              971,091
                                                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS - MANUFACTURED HOMES (0.94%)
American Land Lease, Inc.                                                     5,600           131,208
                                                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS - MORTGAGE (3.42%)
Aames Investment Corp.                                                       12,000           110,880
American Mortgage Acceptance Co.                                              4,000            64,720
New Century Financial Corp.                                                   3,300           172,854
RAIT Investment Trust                                                         4,000           126,760
                                                                                      ---------------
                                                                                              475,214
                                                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS - OFFICE PROPERTY (5.61%)
American Financial Realty Trust                                              12,000           172,800
CarrAmerica Realty Corp.                                                      3,000           116,520
Equity Office Properties Trust                                                4,100           145,345
HRPT Properties Trust                                                        10,100           130,189
Kilroy Realty Corp.                                                           2,400           125,040
Maguire Properties, Inc.                                                      3,000            89,850
                                                                                      ---------------
                                                                                              779,744
                                                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS - REGIONAL MALLS (1.49%)
General Growth Properties, Inc.                                               4,500           206,910
                                                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS - SHOPPING CENTERS (4.83%)
Acadia Realty Trust                                                           4,800            91,200
Agree Realty Corp.                                                            4,400           134,860
Kite Realty Group Trust                                                      10,000           155,000
Saul Centers, Inc.                                                            4,100           154,980
Weingarten Realty Investors                                                   3,450           135,516
                                                                                      ---------------
                                                                                              671,556
                                                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS - STORAGE (2.73%)
Extra Space Storage, Inc.                                                    13,200           213,048
Public Storage, Inc.                                                          2,500           166,875
                                                                                      ---------------
                                                                                              379,923
                                                                                      ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                             COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                 Shares         Value
                                                                                 ------         -----

REAL ESTATE INVESTMENT TRUSTS - WAREHOUSE/INDUSTRIAL (1.56%)
First Industrial Realty Trust, Inc.                                           2,500   $       103,200
Prologis                                                                      2,500           113,900
                                                                                      ---------------
                                                                                              217,100
                                                                                      ---------------

RETAIL (2.91%)
Home Depot, Inc. #                                                            3,300           143,583
Kingfisher Plc - ADR                                                         12,000           108,911
Lowe's Cos, Inc. #                                                            2,300           152,306
                                                                                      ---------------
                                                                                              404,800
                                                                                      ---------------

SAVINGS & LOANS (1.99%)
Independence Community Bank Corp.                                             4,000           148,040
New York Community Bancorp, Inc.                                              7,000           128,520
                                                                                      ---------------
                                                                                              276,560
                                                                                      ---------------

  TOTAL COMMON STOCK (Cost $6,975,315)                                                      8,824,112
                                                                                      ---------------

INVESTMENT COMPANIES (8.50%)
AEW Real Estate Income Fund                                                   8,000           156,240
AIM Select Real Estate Income Fund                                            8,300           146,163
iShares Cohen & Steers Realty Majors Index Fund                               3,600           277,344
iShares Dow Jones US Real Estate Index Fund                                   3,200           216,960
Real Estate Income Fund, Inc.                                                 8,300           160,522
Scudder RREEF Real Estate Fund, Inc.                                          3,700            86,173
streetTRACKS Wilshire REIT Index Fund                                           650           137,793
                                                                                      ---------------
  TOTAL INVESTMENT COMPANIES (Cost $912,643)                                                1,181,195
                                                                                      ---------------

PREFERRED STOCK (2.79%)
Fannie Mae (Cost $398,160)                                                    7,000           388,063
                                                                                      ---------------

AGENCY OBLIGATIONS (2.91%)
Federal Home Loan Bank System, 4.375%, 05/16/08                             105,000           104,589
Federal Home Loan Bank System, 4.50%, 11/26/08                              300,000           299,467
                                                                                      ---------------
  TOTAL AGENCY OBLIGATIONS (Cost $405,000)                                                    404,056
                                                                                      ---------------

ASSET-BACKED SECURITIES (4.14%)
Greenpoint Manufactured Housing, VRN, 03/11/23 (Cost $575,000)              575,000           575,458
                                                                                      ---------------

SHORT TERM INVESTMENTS (19.21%)
Fifth Third Bank Repurchase Agreement, 2.58%, dated 07/29/05, due
08/01/05, repurchase price $2,421,417 (collateralized by FGTW Pool
#G30155 , due 02/01/19, market  value $901,862 and FGTW Pool
#G30157, due 07/01/19, market value $1,194,940 and FGCI Pool
#E71503, due 03/01/13, market value $396,443                              2,420,897         2,420,897
Yorkshire Buliding Society Commercial Paper, 0.00%, 08/10/05                250,000           249,015
                                                                                      ---------------
  TOTAL SHORT TERM INVESTMENTS (Cost $2,669,912)                                            2,669,912
                                                                                      ---------------
                                                  Expiration Date-
                                                   Exercise Price         Contracts
                                                   --------------         ---------
CALL OPTIONS PURCHASED (0.61%)
FHLMC                                              01/21/06 - 45                 20            37,000
FNMA                                               01/21/06 - 50                 18            14,580
Home Depot, Inc.                                   11/19/05 - 27.5               10            16,100
Lowe's Cos., Inc.                                  10/22/05 - 42.5               7             16,730
                                                                                      ---------------
  TOTAL CALL OPTIONS PURCHASED (Cost $101,921)                                                 84,410
                                                                                      ---------------

                                                              COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                             COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - July 31, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                 Shares         Value
                                                                                 ------         -----
  TOTAL INVESTMENTS (Cost $12,037,951) (101.65%)                                      $    14,127,206
  CALL OPTIONS WRITTEN (Proceeds $34,573) (-0.10%)                                            (14,280)
  LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-1.55%)                                        (215,241)
                                                                                      ---------------
  NET ASSETS -- (100%)                                                                $    13,897,685
                                                                                      ===============
                                                  Expiration Date-
                                                   Exercise Price         Contracts
                                                   --------------         ---------
CALL OPTIONS WRITTEN (-0.10%)
USG Corp.                                          08/20/05 - 50                 35            (4,200)
USG Corp.                                          11/19/05 - 55                 35           (10,080)
                                                                                      ---------------
  TOTAL CALL OPTIONS WRITTEN (Proceeds $34,573)                                               (14,280)
                                                                                      ---------------

# Call options have been written by the Fund against these positions.
* Non-income producing investment
ADR  American Depository Receipt

Item 2. Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

       The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust


By (Signature and Title)* /s/ Robert W. Scharar                        President
                         -------------------------------------------------------


Date 08/24/2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Larry E. Beaver, Jr.                     Treasurer
                         -------------------------------------------------------


Date 08/24/2005


By (Signature and Title)* /s/ Robert W. Scharar                        President
                         -------------------------------------------------------

Date 08/24/2005



* Print the name and title of each signing officer under his or her signature.